Financial assets at amortized cost - Securities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Financial assets at Amortized Cost - Securities
The Financial assets at amortized cost - Securities are as follows:

	12/31/2021				12/31/2020
	Amortized Cost	Expected Loss	Net Amortized Cost	Amortized Cost	Expected Loss	Net Amortized Cost
Brazilian government securities (1a)	68,045	(37)	68,008	64,568	(44)	64,524
Government securities – abroad	24,888	(7)	24,881	19,095	(14)	19,081
Colombia	925	(1)	924	500	—	500
Chile	828	—	828	705	(1)	704
Korea	5,604	—	5,604	3,951	(4)	3,947
Spain	6,132	(1)	6,131	4,847	(3)	4,844
Mexico	11,377	(5)	11,372	9,042	(6)	9,036
Uruguay	22	—	22	50	—	50
Corporate securities (1b)	54,813	(1,904)	52,909	46,141	(3,007)	43,134
Rural product note	5,906	(14)	5,892	3,499	(25)	3,474
Bank deposit certificates	110	(1)	109	30	—	30
Real estate receivables certificates	3,988	(1)	3,987	4,806	(12)	4,794
Debentures	39,403	(1,883)	37,520	34,849	(2,952)	31,897
Eurobonds and other	457	(2)	455	209	(1)	208
Financial bills	51	—	51	—	—	—
Promissory and commercial notes	4,219	(2)	4,217	2,023	(10)	2,013
Other	679	(1)	678	725	(7)	718

Total	147,746	(1,948)	145,798	129,804	(3,065)	126,739

(1)
Financial Assets at Amortized Cost – Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Customers were: a) R$ 12,570 (R$ 13,786 at 12/31/2020); and b) R$ 11,358 (R$ 14,364 at 12/31/2020), totaling R$ 23,928 (R$ 28,150 at 12/31/2020).

Summary of Amortized Cost of Financial Assets at Amortized Cost
The amortized cost of Financial assets at amortized cost - Securities by maturity is as follows:

	12/31/2021		12/31/2020
	Amortized Cost	Net Amortized Cost	Amortized Cost	Net Amortized Cost
Current	45,353	45,169	38,285	37,672
Up to one year	45,353	45,169	38,285	37,672
Non-current	102,393	100,629	91,519	89,067
From one to five years	70,924	69,965	56,447	55,070
From five to ten years	26,404	25,600	24,434	23,697
After ten years	5,065	5,064	10,638	10,300

Total	147,746	145,798	129,804	126,739

Summary of Reconciliation of Expected Loss to Financial Assets at Amortized Cost - Securities, Segregated by Stages
Reconciliation of expected loss to financial assets at amortized cost - securities, segregated by stages:

Stage 1	Expected loss 12/31/2020	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2021
Financial assets at amortized cost	(185)	188	(147)	70	—	—	—	—	(74)

Brazilian government securities	(44)	7	—	—	—	—	—	—	(37)
Government securities - abroad	(14)	37	(36)	6	—	—	—	—	(7)
Chile	(1)	1	—	—	—	—	—	—	—
Colombia	—	4	(6)	1	—	—	—	—	(1)
Korea	(4)	7	(3)	—	—	—	—	—	—
Spain	(3)	6	(5)	1	—	—	—	—	(1)
Mexico	(6)	19	(22)	4	—	—	—	—	(5)
Corporate securities	(127)	144	(111)	64	—	—	—	—	(30)
Rural product note	(23)	39	(24)	3	—	—	—	—	(5)
Bank deposit certificate	—	1	(10)	8	—	—	—	—	(1)
Real estate receivables certificates	(8)	6	—	1	—	—	—	—	(1)
Debentures	(78)	74	(52)	38	—	—	—	—	(18)
Eurobonds and other	(1)	8	(20)	11	—	—	—	—	(2)
Promissory and commercial notes	(10)	10	(5)	3	—	—	—	—	(2)
Other	(7)	6	—	—	—	—	—	—	(1)

Stage 2	Expected loss 12/31/2020	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss 12/31/2021
Financial assets at amortized cost	(53)	19	(20)	16	—	—	—	—	(38)

Corporate securities	(53)	19	(20)	16	—	—	—	—	(38)
Rural product note	(2)	2	—	—	—	—	—	—	—
Real estate receivables certificates	(4)	—	—	4	—	—	—	—	—
Debentures	(47)	17	(20)	12	—	—	—	—	(38)

Stage 3	Expected loss 12/31/2020	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss 12/31/2021
Financial assets at amortized cost	(2,827)	610	(51)	432	—	—	—	—	(1,836)

Corporate securities	(2,827)	610	(51)	432	—	—	—	—	(1,836)
Rural product note	—	6	(15)	—	—	—	—	—	(9)
Debentures	(2,827)	604	(36)	432	—	—	—	—	(1,827)

Stage1	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	Expected loss 12/31/2020
Financial assets at amortized cost	(198)	(113)	(172)	311	21	—	—	(34)	(185)
Brazilian government securities	(52)	8	—	—	—	—	—	—	(44)
Government securities - abroad	—	8	(34)	12	—	—	—	—	(14)
Chile	—	(1)	—	—	—	—	—	—	(1)
Colombia	—	—	(2)	2	—	—	—	—	—
Korea	—	7	(14)	3	—	—	—	—	(4)
Spain	—	—	(3)	—	—	—	—	—	(3)
Mexico	—	2	(15)	7	—	—	—	—	(6)
Corporate securities	(146)	(129)	(138)	299	21	—	—	(34)	(127)
Rural product note	(9)	15	(44)	15	—	—	—	—	(23)
Real estate receivables certificates	(2)	(10)	(9)	13	—	—	—	—	(8)
Debentures	(131)	(124)	(60)	250	21	—	—	(34)	(78)
Eurobonds and other	(1)	(6)	(2)	8	—	—	—	—	(1)
Promissory and commercial notes	(3)	(7)	(10)	10	—	—	—	—	(10)
Other	—	3	(13)	3	—	—	—	—	(7)

Stage 2	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Expected loss 12/31/2020
Financial assets at amortized cost	(58)	(9)	(67)	61	—	54	(21)	(13)	(53)

Corporate securities	(58)	(9)	(67)	61	—	54	(21)	(13)	(53)
Rural product note	(5)	(3)	—	5	—	1	—	—	(2)
Real estate receivables certificates	—	(4)	—	—	—	—	—	—	(4)
Debentures	(53)	(1)	(67)	55	—	53	(21)	(13)	(47)
Eurobonds and other	—	(1)	—	1	—	—	—	—	—

Stage 3	Expected loss 12/31/2019	Gains / (Losses)	Purchases	Settlements	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Expected loss 12/31/2020
Financial assets at amortized cost	(2,397)	(1,278)	(238)	1,093	34	13	—	(54)	(2,827)

Corporate securities	(2,397)	(1,278)	(238)	1,093	34	13	—	(54)	(2,827)
Rural product note	(33)	(7)	(1)	42	—	—	—	(1)	—
Debentures	(2,348)	(1,287)	(207)	1,021	34	13	—	(53)	(2,827)
Other	(16)	16	(30)	30	—	—	—	—	—